Consolidated Statements of Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net income (loss)	¥ 104,176	¥ (398,425)	¥ (220,326)
Other comprehensive income, net of tax -
Unrealized gains (losses) on securities	66,844	20,557	(15,517)
Unrealized gains (losses) on derivative instruments	308	539	(1,553)
Pension liability adjustment	(6,623)	(33,173)	(3,299)
Foreign currency translation adjustments	161,818	(17,911)	(119,032)
Total comprehensive income (loss)	326,523	(428,413)	(359,727)
Less - Comprehensive income attributable to noncontrolling interests	82,909	66,136	35,004
Comprehensive income (loss) attributable to Sony Corporation's stockholders	¥ 243,614	¥ (494,549)	¥ (394,731)